Income Taxes - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense reconciliation
Statutory federal income tax expense	$ 44	$ 46	$ (43)
State income taxes, net of federal benefit	12	11	6
Effect of noncontrolling interests	0	(1)	(2)
Federal income tax rate change	0	(16)	(314)
Change in federal valuation allowance	7	(1)	(5)
Goodwill impairment	0	0	71
Nondeductible compensation	4	9	10
Tax credits	(4)	(1)	(1)
Other differences, net	1	(1)	(1)
Total income tax expense (benefit)	$ 64	$ 46	$ (279)
Income tax rate reconciliation
Statutory federal income tax rate	21.00%	21.00%	35.00%
State income taxes, net of federal benefit	5.50%	4.90%	(5.20%)
Effect of noncontrolling interests	(0.10%)	(0.40%)	1.60%
Federal income tax rate change	0.00%	(7.10%)	257.50%
Change in federal valuation allowance	3.10%	(0.30%)	4.30%
Goodwill impairment	0.00%	0.00%	(58.20%)
Nondeductible compensation	1.90%	4.10%	(8.10%)
Tax credits	(1.90%)	(0.60%)	0.80%
Other differences, net	0.80%	(0.60%)	1.40%
Total income tax rate	30.30%	21.00%	229.10%